INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Deferred tax assets, valuation allowance	$ 7,324,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 16,140,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	80.00%
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 200
[custom:TaxCreditCarryForwardExpirationYear]	2042
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 6,747,000